Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Reportable Segments:
IH(c)	$33,426	$31,422	$29,197	$20,258	$18,809	$16,166	$629	$534	$583
EH(c)	20,221	21,124	23,627	10,712	11,460	13,065	547	579	600
Total reportable segments	53,647	52,546	52,824	30,970	30,269	29,231	1,175	1,113	1,183
Other business activities(d), (e)	—	—	—	(2,977)	(3,137)	(3,020)	93	90	85
Reconciling Items:
Corporate(c), (e)	—	—	—	(5,096)	(5,452)	(5,448)	363	337	356
Purchase accounting adjustments(e)	—	—	—	(4,786)	(4,758)	(4,185)	4,620	4,565	3,890
Acquisition-related costs(e)	—	—	—	(318)	(456)	(785)	12	39	7
Certain significant items(f)	—	—	—	(4,305)	(2,647)	(5,888)	38	52	200
Other unallocated(c), (e)	—	—	—	(1,603)	(1,514)	(1,554)	82	72	35
	$53,647	$52,546	$52,824	$11,885	$12,305	$8,351	$6,384	$6,269	$5,757

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings include dividend income from our investment in ViiV of $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
In connection with the StratCO reporting change, in 2017, we reclassified approximately $468 million of costs from IH, approximately $176 million of costs from EH and approximately $70 million of costs from Corporate to Other unallocated costs, and in 2016, we reclassified approximately $312 million of costs from IH, approximately $167 million of costs from EH and approximately $43 million of costs from Corporate to Other unallocated costs to conform to the current period presentation.

(d)	Other business activities includes the costs managed by our WRD and GPD organizations.

(e)	For a description, see the “Other Costs and Business Activities” section above.

(f)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) income of $1 million, representing an adjustment to amounts previously recorded to write down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $3.1 billion, (v) charges for business and legal entity alignment of $4 million, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $65 million, which includes, among other things, a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and preclinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses, for a special one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the legislation commonly referred to as the TCJA, $59 million of incremental costs associated with the design, planning and implementation of the new organizational structure, effective in the beginning of 2019, and primarily including consulting, legal, tax, and advisory services and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) charges of $55 million, representing adjustments to amounts previously recorded to write-down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $700 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.4 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $294 million. For additional information, see Note 3 and Note 4.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Reportable Segments:
IH(c)	$33,426	$31,422	$29,197	$20,258	$18,809	$16,166	$629	$534	$583
EH(c)	20,221	21,124	23,627	10,712	11,460	13,065	547	579	600
Total reportable segments	53,647	52,546	52,824	30,970	30,269	29,231	1,175	1,113	1,183
Other business activities(d), (e)	—	—	—	(2,977)	(3,137)	(3,020)	93	90	85
Reconciling Items:
Corporate(c), (e)	—	—	—	(5,096)	(5,452)	(5,448)	363	337	356
Purchase accounting adjustments(e)	—	—	—	(4,786)	(4,758)	(4,185)	4,620	4,565	3,890
Acquisition-related costs(e)	—	—	—	(318)	(456)	(785)	12	39	7
Certain significant items(f)	—	—	—	(4,305)	(2,647)	(5,888)	38	52	200
Other unallocated(c), (e)	—	—	—	(1,603)	(1,514)	(1,554)	82	72	35
	$53,647	$52,546	$52,824	$11,885	$12,305	$8,351	$6,384	$6,269	$5,757

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings include dividend income from our investment in ViiV of $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
In connection with the StratCO reporting change, in 2017, we reclassified approximately $468 million of costs from IH, approximately $176 million of costs from EH and approximately $70 million of costs from Corporate to Other unallocated costs, and in 2016, we reclassified approximately $312 million of costs from IH, approximately $167 million of costs from EH and approximately $43 million of costs from Corporate to Other unallocated costs to conform to the current period presentation.

(d)	Other business activities includes the costs managed by our WRD and GPD organizations.

(e)	For a description, see the “Other Costs and Business Activities” section above.

(f)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) income of $1 million, representing an adjustment to amounts previously recorded to write down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $3.1 billion, (v) charges for business and legal entity alignment of $4 million, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $65 million, which includes, among other things, a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and preclinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses, for a special one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the legislation commonly referred to as the TCJA, $59 million of incremental costs associated with the design, planning and implementation of the new organizational structure, effective in the beginning of 2019, and primarily including consulting, legal, tax, and advisory services and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) charges of $55 million, representing adjustments to amounts previously recorded to write-down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $700 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.4 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $294 million. For additional information, see Note 3 and Note 4.

Reconciliation Of Depreciation And Amortization From Segments To Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Reportable Segments:
IH(c)	$33,426	$31,422	$29,197	$20,258	$18,809	$16,166	$629	$534	$583
EH(c)	20,221	21,124	23,627	10,712	11,460	13,065	547	579	600
Total reportable segments	53,647	52,546	52,824	30,970	30,269	29,231	1,175	1,113	1,183
Other business activities(d), (e)	—	—	—	(2,977)	(3,137)	(3,020)	93	90	85
Reconciling Items:
Corporate(c), (e)	—	—	—	(5,096)	(5,452)	(5,448)	363	337	356
Purchase accounting adjustments(e)	—	—	—	(4,786)	(4,758)	(4,185)	4,620	4,565	3,890
Acquisition-related costs(e)	—	—	—	(318)	(456)	(785)	12	39	7
Certain significant items(f)	—	—	—	(4,305)	(2,647)	(5,888)	38	52	200
Other unallocated(c), (e)	—	—	—	(1,603)	(1,514)	(1,554)	82	72	35
	$53,647	$52,546	$52,824	$11,885	$12,305	$8,351	$6,384	$6,269	$5,757

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings include dividend income from our investment in ViiV of $253 million in 2018 and $266 million in 2017. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
In connection with the StratCO reporting change, in 2017, we reclassified approximately $468 million of costs from IH, approximately $176 million of costs from EH and approximately $70 million of costs from Corporate to Other unallocated costs, and in 2016, we reclassified approximately $312 million of costs from IH, approximately $167 million of costs from EH and approximately $43 million of costs from Corporate to Other unallocated costs to conform to the current period presentation.

(d)	Other business activities includes the costs managed by our WRD and GPD organizations.

(e)	For a description, see the “Other Costs and Business Activities” section above.

(f)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2018, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $977 million, (ii) net charges for certain legal matters of $157 million, (iii) income of $1 million, representing an adjustment to amounts previously recorded to write down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $3.1 billion, (v) charges for business and legal entity alignment of $4 million, (vi) net losses on early retirement of debt of $3 million and (vii) other charges of $65 million, which includes, among other things, a non-cash $343 million pre-tax gain in Other (income)/deductions––net associated with our transaction with Bain Capital to create a new biopharmaceutical company, Cerevel, to continue development of a portfolio of clinical and preclinical stage neuroscience assets primarily targeting disorders of the central nervous system, a $119 million charge, in the aggregate, in Selling, informational and administrative expenses, for a special one-time bonus paid to virtually all Pfizer colleagues, excluding executives, which was one of several actions taken by us after evaluating the expected positive net impact of the December 2017 enactment of the legislation commonly referred to as the TCJA, $59 million of incremental costs associated with the design, planning and implementation of the new organizational structure, effective in the beginning of 2019, and primarily including consulting, legal, tax, and advisory services and a non-cash $50 million pre-tax gain in Other (income)/deductions––net as a result of the contribution of our allogeneic CAR T cell therapy development program assets in connection with our contribution agreement entered into with Allogene. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $204 million, (ii) charges for certain legal matters of $237 million, (iii) charges of $55 million, representing adjustments to amounts previously recorded to write-down the HIS net assets to fair value less costs to sell, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $700 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.4 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $294 million. For additional information, see Note 3 and Note 4.

Revenue from External Customers by Geographic Areas
As described in Note 1A, the February 3, 2017 sale of HIS impacted our results of operations in 2018, 2017 and 2016.

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
United States	$25,329	$26,026	$26,369
Developed Europe(a)	9,116	8,508	9,306
Developed Rest of World(b)	6,551	6,612	6,729
Emerging Markets (c)	12,651	11,399	10,420
Revenues	$53,647	$52,546	$52,824

(a)
Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.3 billion in 2018, $6.8 billion in 2017 and $7.2 billion in 2016.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, South Korea, Australia and New Zealand.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Long-lived Assets by Geographic Areas

The following table provides long-lived assets by geographic area:
	As of December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
Property, plant and equipment, net
United States	$7,089	$6,971	$6,649
Developed Europe(a)	4,204	4,345	4,228
Developed Rest of World(b)	490	632	643
Emerging Markets(c)	1,602	1,917	1,797
Property, plant and equipment, net	$13,385	$13,865	$13,318

(a)	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, South Korea, Australia and New Zealand.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Schedule of Significant Product Revenues
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2018, 2017 and 2016.

The following table provides detailed revenue information for several of our major products:
(MILLIONS OF DOLLARS)		Year Ended December 31,
PRODUCT	PRIMARY INDICATION OR CLASS	2018	2017	2016
TOTAL REVENUES		$53,647	$52,546	$52,824
PFIZER INNOVATIVE HEALTH (IH)(a)		$33,426	$31,422	$29,197
Internal Medicine		$9,996	$9,684	$8,858
Lyrica IH(b)	Epilepsy, post-herpetic neuralgia and diabetic peripheral neuropathy, fibromyalgia, neuropathic pain due to spinal cord injury	4,622	4,511	4,165
Eliquis alliance revenues and direct sales	Atrial fibrillation, deep vein thrombosis, pulmonary embolism	3,434	2,523	1,713
Chantix/Champix	An aid to smoking cessation treatment in adults 18 years of age or older	1,085	997	842
BMP2	Development of bone and cartilage	279	261	251
Toviaz	Overactive bladder	271	257	258
Viagra IH(c)	Erectile dysfunction	—	823	1,181
All other Internal Medicine	Various	306	312	447
Vaccines		$6,332	$6,001	$6,071
Prevnar 13/Prevenar 13	Vaccines for prevention of pneumococcal disease	5,802	5,601	5,718
FSME/IMMUN-TicoVac	Tick-borne encephalitis vaccine	184	134	114
Trumenba	Meningococcal Group B vaccine	116	88	84
All other Vaccines	Various	230	177	155
Oncology		$7,202	$6,056	$4,563
Ibrance	Advanced breast cancer	4,118	3,126	2,135
Sutent	Advanced and/or metastatic RCC, adjuvant RCC, refractory GIST (after disease progression on, or intolerance to, imatinib mesylate) and advanced pancreatic neuroendocrine tumor	1,049	1,081	1,095
Xtandi alliance revenues	Castration-resistant prostate cancer	699	590	140
Xalkori	ALK-positive and ROS1-positive advanced NSCLC	524	594	561
Inlyta	Advanced RCC	298	339	401
Bosulif	Philadelphia chromosome–positive chronic myelogenous leukemia	296	233	167
All other Oncology	Various	219	93	63
Inflammation & Immunology (I&I)		$4,080	$3,968	$3,928
Enbrel (Outside the U.S. and Canada)	RA, juvenile idiopathic arthritis, PsA, plaque psoriasis, pediatric plaque psoriasis, ankylosing spondylitis and nonradiographic axial spondyloarthritis	2,112	2,452	2,909
Xeljanz	RA, PsA, ulcerative colitis	1,774	1,345	927
Eucrisa	Mild-to-moderate atopic dermatitis (eczema)	147	67	—
All other I&I	Various	46	103	93
Rare Disease		$2,211	$2,240	$2,369
Genotropin	Replacement of human growth hormone	558	532	579
BeneFIX	Hemophilia	554	604	712
Refacto AF/Xyntha	Hemophilia	514	551	554
Somavert	Acromegaly	267	254	232
All other Rare Disease	Various	318	300	292
Consumer Healthcare		$3,605	$3,472	$3,407
PFIZER ESSENTIAL HEALTH (EH)(d)		$20,221	$21,124	$23,627
Legacy Established Products (LEP)(e)		$10,540	$10,894	$11,197
Lipitor	Reduction of LDL cholesterol	2,062	1,915	1,758
Norvasc	Hypertension	1,024	926	962
Premarin family	Symptoms of menopause	832	977	1,017
Xalatan/Xalacom	Glaucoma and ocular hypertension	318	335	363
Effexor	Depression and certain anxiety disorders	311	297	278
EpiPen	Epinephrine injection used in treatment of life-threatening allergic reactions	303	290	386
Zoloft	Depression and certain anxiety disorders	298	291	304
Zithromax	Bacterial infections	290	270	272
Xanax	Anxiety disorders	223	225	222
Sildenafil Citrate	Erectile dysfunction	56	56	—
All other LEP	Various	4,822	5,313	5,636

(MILLIONS OF DOLLARS)		Year Ended December 31,
PRODUCT	PRIMARY INDICATION OR CLASS	2018	2017	2016
Sterile Injectable Pharmaceuticals (SIP)(f)		$5,214	$5,673	$6,014
Sulperazon	Treatment of infections	613	471	396
Medrol	Steroid anti-inflammatory	427	483	450
Fragmin	Slows blood clotting	293	306	318
Tygacil	Tetracycline class antibiotic	249	260	274
Zosyn/Tazocin	Antibiotic	229	194	146
Precedex	Sedation agent in surgery or intensive care	213	243	264
All other SIP	Various	3,191	3,715	4,166
Peri-LOE Products(g)		$2,944	$3,223	$4,220
Celebrex	Arthritis pain and inflammation, acute pain	686	775	733
Viagra EH(c)	Erectile dysfunction	636	382	383
Vfend	Fungal infections	392	421	590
Lyrica EH(b)	Epilepsy, neuropathic pain and generalized anxiety disorder	347	553	801
Zyvox	Bacterial infections	236	281	421
Revatio	Pulmonary arterial hypertension	227	252	285
Pristiq	Depression	206	303	732
All other Peri-LOE Products	Various	213	257	276
Biosimilars(h)	Various	$769	$531	$319
Inflectra/Remsima	Inflammatory diseases	642	419	192
All other Biosimilars	Various	127	112	127
Pfizer CentreOne(i)		$755	$706	$718
Hospira Infusion Systems (HIS)(j)	Various	$—	$97	$1,158
Total Lyrica(b)	Epilepsy, post-herpetic neuralgia and diabetic peripheral neuropathy, fibromyalgia, neuropathic pain due to spinal cord injury	$4,970	$5,065	$4,966
Total Viagra(c)	Erectile dysfunction	$636	$1,204	$1,564
Total Alliance revenues	Various	$3,838	$2,927	$1,746

(a)
The IH business encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare. Through December 31, 2016, includes Duavive/Duavee and Viviant (recorded in All other Internal Medicine in 2016), which were transferred from Innovative Health to Essential Health effective January 1, 2017 (recorded in All other LEP (EH) beginning January 1, 2017), in order to align these products with our management of the women’s health portfolio within EH.

(b)
Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.

(c)
Viagra lost exclusivity in the U.S. in December 2017. In 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through 2017, were reported in EH (which reported all other Viagra revenues excluding the U.S. and Canada through 2017). Therefore, in 2018, total Viagra worldwide revenues were reported in EH. Total Viagra revenues in 2017 and 2016 represented the aggregate of worldwide revenues from Viagra IH and Viagra EH.

(d)	The EH business encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Biosimilars, Pfizer CentreOne and HIS (through February 2, 2017).

(e)
Legacy Established Products primarily include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products). In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within All Other LEP and All Other SIP, are reported in emerging markets within Pfizer CentreOne.

Effective January 1, 2017, All other LEP includes Duavive/Duavee and Viviant, which were transferred from Innovative Health (recorded in All other Internal Medicine (IH) in 2016), in order to align these products with our management of the women’s health portfolio within EH. See note (a) above.

(f)
Sterile Injectable Pharmaceuticals includes branded and generic injectables (excluding Peri-LOE Products). In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within All Other LEP and All Other SIP, are reported in emerging markets within Pfizer CentreOne.

(g)
Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include: Lyrica in Europe, Russia, Turkey, Israel and Central Asia; and worldwide revenues for Celebrex, Pristiq, Zyvox, Vfend, Revatio and Inspra; and in 2018, Viagra revenues for all countries (and Viagra revenues for all countries other than the U.S. and Canada in 2017 and 2016), see note (c) above.

(h)
Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle Eastern markets and in the U.S. and Retacrit (biosimilar epoetin zeta) in the U.S. and certain European and Africa/Middle Eastern markets.

(i)
Pfizer CentreOne includes revenues from our contract manufacturing and active pharmaceutical ingredient sales operation, including sterile injectables contract manufacturing, and revenues related to our manufacturing and supply agreements, including with Zoetis Inc. In the fourth quarter of 2017, we sold our equity share in Hisun Pfizer. As a result, effective in the first quarter of 2018, Hisun Pfizer-related revenues, previously reported in emerging markets within All Other LEP and All Other SIP, are reported in emerging markets within Pfizer CentreOne.

(j)
HIS (through February 2, 2017) includes Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.